Shareholders' Equity	6 Months Ended
Jun. 30, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Note 7 — Shareholders’ Equity

Common Shares

The Company is authorized to issue up to 50,000,000 ordinary shares, par value $0.001 per share. The holders of the ordinary shares are entitled to one vote for each ordinary share.

As of December 31, 2010 there were 1,564,000 units issued and outstanding.

In March 2011, the Company’s initial shareholders forfeited, and the Company cancelled 156,400 units.

On March 30, 2011, the Company sold 3,600,000 units during the Offering.

On May 10, 2011, the underwriters of the Offering exercised their over-allotment option in part, for an additional 52,975 units (over and above the 3,600,000 units sold in the Offering). The Company’s initial shareholders forfeited, and the Company cancelled 165,592 units in connection with this partial exercise of the underwriters’ over-allotment option.

In connection to the Extension Tender Offer expired on March 28, 2013, 3,008,955 shares of our ordinary shares were tendered and accepted for redemption by the Company.

As of June 30, 2013 there were 1,916,028 units outstanding. In addition, 253,877 founder units and the underlying ordinary shares and warrants will be forfeited by the founders in the event the last sales price of the Company’s ordinary shares does not equal or exceed $12.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for at least one period of 20 trading days within any 30-trading day period within 12 months following the closing of an initial Business Combination. An additional 253,878 founder units and the underlying ordinary shares and warrants will be forfeited for no consideration in the event the last sales price of the Company’s ordinary shares does not equal or exceed $13.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for at least one period of 20 trading days within any 30-trading day period between 12 and 24 months following the closing of an initial Business Combination.